Trade and other payables (Details) - Schedule of trade and other payables - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of trade and other payables [Abstract]
Trade payables	£ 24,036	£ 12,668	£ 1,867	£ 107
Accruals and other creditors	31,816	10,348	1,632	7
Tax and social security payables	4,115	2,119	353
Contract liabilities	13,678	9,059	385
Deferred consideration	2,924	1,375
Total trade and other payables	76,569	35,569	4,237	114
Due within one year	76,569	35,569	4,237	114
Due within two to five years
Total		£ 35,569	£ 4,237	£ 114